Goodwill and Intangible assets - Future Amortization of Finite Lived Intangible Assets (Detail) - Mar. 31, 2026 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2027	₨ 17,659.9	$ 188.2
2028	15,925.4	169.7
2029	14,368.8	153.1
2030	13,471.6	143.6
2031	12,731.6	135.7
Thereafter	164,024.8	1,748.1
Total	₨ 238,182.1	$ 2,538.4